Commitments	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Commitments

25.	Commitments

a)	The Company has commitments under operating leases for its facilities and commitments under a finance lease for equipment. The minimum lease payments due are as follows:

Fiscal Year	Amount
2019	$259,384
2020	227,772
2021	20,600

b)	During the year ended October 31, 2018, the Company entered into a technology license agreement pursuant to which, the Company was granted the exclusive license to certain intellectual property in the field of development, breeding, cultivation, growing, harvesting, processing and commercializing cannabis, hemp and related plants and products (the “Technology”) in exchange for 6,600,000 common units of the Company. As of the date if these financial statements, the common units had yet to be issued.